ORGANIZATION AND BASIS OF PRESENTATION - Liquidity (Details) - SL BIO Ltd [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
ORGANIZATION AND BASIS OF PRESENTATION
Cash and cash equivalents	$ 1,258,616	$ 3,680,026
Working capital	$ 1,000,000